Note 12 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
$

Year ending December 31, 2024	785
Year ending December 31, 2025	804
Year ending December 31, 2026	824
Year ending December 31, 2027	521
Year ending December 31, 2028	537
Year ending December 31, 2029 and thereafter	1,027
Total lease payments	4,498
Less: imputed interest	(503)

Present value of lease liabilities	3,995

Lease, Cost [Table Text Block]
	Year ended December 31,
	2022	2023
	$	$

Operating cash flows used in operating lease	1,471	1,236
	As of December 31,
	2022	2023

Weighted average remaining lease term (years)	6.61	6.14
Weighted average discount rate	3.6%	3.4%